Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
Schedule of Accounts Payable and Accrued Liabilities [Table Text Block]

Accounts payable and accrued liabilities consisted of the following on December 31, 2020 and 2019:

	December 31,
	2020	2019
Trade accounts payable	$824,405	$529,866
Accrued payroll and payroll taxes	244,926	92,799
Credit card payable	-	26,049
Total	$1,069,331	$648,714